REVENUE (Summary of Cumulative Effect Adjustments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Increase in trade receivables, net	$ 6,937	$ 3,514	$ 2,544
Decrease in deferred revenue	4,708	$ 823	$ 1,570
Effect of change higher/(lower) [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Increase in trade receivables, net	2,327
Increase in deferred commission costs	4,526
Decrease in deferred taxes, net	765
Decrease in deferred revenue	539
Decrease in accumulated deficit	$ 6,627